Derivative Financial Instruments and Related Hedging Programs, Hedging Discussion (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 mmlbs	Mar. 31, 2011 mmlbs	Mar. 31, 2012 Remainder of 2012 mmlbs	Mar. 31, 2012 2013 mmlbs	Mar. 31, 2012 2014 mmlbs	Mar. 29, 2010 Convertible Debt
Derivative Financial Instruments and Related Hedging Programs (Textuals) [Abstract]
Total fabricated products shipments containing fixed price terms	46.1	24.6
Firm price customer sales contracts containing price risk on anticipated purchases of primary aluminum			106.1	1.6	1.6
Aggregate principal amount of notes						$ 175.0